Property, Machinery and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, machinery and equipment, net
	June 30, 2021	December 31, 2020
Computer equipment	$177,868	$177,868
Furniture and fixtures	205,976	205,976
Leasehold improvements	897,529	665,146
Machinery and equipment	2,800,170	1,935,974
Construction in-progress	1,913,308	117,655
	5,994,851	3,102,619
Less: accumulated depreciation	(1,207,172)	(781,519)
Property, machinery and equipment, net	$4,787,679	$2,321,100

	December 31, 2020	December 31, 2019
Computer equipment	$177,868	$109,586
Furniture and fixtures	205,976	131,891
Leasehold improvements	665,146	461,280
Machinery and equipment	1,935,974	1,079,184
Construction in-progress	117,655	229,983
	3,102,619	2,011,924
Less: accumulated depreciation	(781,519)	(224,842)
Property, machinery and equipment, net	$2,321,100	$1,787,082